Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 96.4%

AUSTRALIA — 1.1%
Cochlear Ltd.	28,113	$4,604,439

BELGIUM — 1.7%
Anheuser-Busch InBev SA/NV	127,783	7,083,800

BRAZIL — 3.3%
MercadoLibre, Inc. *	7,595	9,629,549
Raia Drogasil SA	771,736	4,239,017
		13,868,566
CHINA — 4.7%
Alibaba Group Holding Ltd. *	406,988	4,412,640
Contemporary Amperex Technology Co., Ltd., Class A	110,104	3,075,501
Ping An Insurance Group Co. of China Ltd., Class H	848,500	4,812,393
Prosus NV *	254,211	7,490,589
		19,791,123
DENMARK — 1.2%
DSV A/S	28,157	5,246,796

FRANCE — 6.7%
Air Liquide SA	36,475	6,143,542
Kering	8,454	3,841,186
LVMH Moet Hennessy Louis Vuitton SE	10,334	7,800,420
Remy Cointreau SA	48,518	5,915,136
SOITEC *	12,540	2,081,092
Ubisoft Entertainment SA *	82,506	2,673,758
		28,455,134
GERMANY — 2.6%
adidas AG	29,116	5,107,200
Auto1 Group SE *	264,546	1,686,217
Nemetschek SE	65,086	3,961,040
		10,754,457
HONG KONG — 5.2%
AIA Group Ltd.	1,301,600	10,526,230
Hong Kong Exchanges & Clearing Ltd.	136,300	5,058,471
Techtronic Industries Co., Ltd.	664,500	6,414,809
		21,999,510
INDIA — 1.3%
HDFC Bank Ltd.	188,868	3,463,823
Jio Financial Services Ltd. *	68,242	189,996
Reliance Industries Ltd.	68,242	1,921,331
		5,575,150
JAPAN — 22.3%
Cosmos Pharmaceutical Corp.	50,200	5,132,357
Denso Corp.	394,800	6,334,913
Kao Corp.	87,700	3,250,602
Keyence Corp.	15,400	5,695,319
Murata Manufacturing Co., Ltd.	357,000	6,512,452
NIDEC CORP	84,400	3,897,039
Nippon Paint Holdings Co., Ltd.	711,800	4,780,540
Olympus Corp.	520,900	6,763,099
Recruit Holdings Co., Ltd.	139,200	4,258,828

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
JAPAN (continued)
Shimano, Inc.	39,300	$5,260,091
Shiseido Co., Ltd.	250,700	8,785,573
SMC Corp.	23,800	10,668,644
Sugi Holdings Co., Ltd.	52,700	2,093,329
Sysmex Corp.	108,800	5,169,869
Tokyo Electron Ltd.	35,900	4,903,662
Unicharm Corp.	218,400	7,722,131
Z Holdings Corp.	1,040,200	2,885,630
		94,114,078
NETHERLANDS — 6.5%
Adyen NV *	5,630	4,174,274
ASML Holding NV	20,054	11,806,800
EXOR NV	71,083	6,287,194
IMCD NV	40,604	5,133,758
		27,402,026
NEW ZEALAND — 1.6%
Xero Ltd. *	92,906	6,681,600

PORTUGAL — 2.4%
Jeronimo Martins SGPS SA	449,172	10,087,599

SINGAPORE — 3.1%
United Overseas Bank Ltd.	633,173	13,187,797

SOUTH KOREA — 0.6%
Coupang, Inc. *	162,662	2,765,254

SWEDEN — 6.9%
Atlas Copco AB, A Shares	778,603	10,457,167
Atlas Copco AB, B Shares	288,168	3,370,140
Epiroc AB, B Shares	340,169	5,441,786
Investor AB, B Shares	523,918	10,030,154
		29,299,247
SWITZERLAND — 3.3%
Cie Financiere Richemont SA	69,624	8,479,038
Lonza Group AG	11,825	5,469,619
		13,948,657
TAIWAN — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	135,739	11,795,719

UNITED KINGDOM — 14.1%
Ashtead Group PLC	103,648	6,285,487
Auto Trader Group PLC	1,407,975	10,579,487
Burberry Group PLC	177,738	4,119,065
Farfetch Ltd., Class A *	326,203	681,764
Games Workshop Group PLC	48,656	6,264,958
Hargreaves Lansdown PLC	411,467	3,869,836
Intertek Group PLC	95,228	4,762,262
Rightmove PLC	1,176,274	8,027,245
Trainline PLC *	1,121,941	3,821,914
Weir Group PLC (The)	301,829	6,973,760
Wise PLC, Class A *	461,113	3,845,387
		59,231,165

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
UNITED STATES — 5.0%
Experian PLC	175,413	$5,737,333
Mettler-Toledo International, Inc. *	8,023	8,890,046
Spotify Technology SA *	39,660	6,133,022
		20,760,401
Total Common Stocks (cost $386,610,757)		406,652,518

PREFERRED STOCKS — 2.6%

GERMANY — 2.6%
Sartorius AG 0.45% (cost $6,278,282)	32,420	10,980,458

TOTAL INVESTMENTS — 99.0% (cost $392,889,039)		$417,632,976
Other assets less liabilities — 1.0%		4,344,326
NET ASSETS — 100.0%		$421,977,302

*	Non-income producing security.

ADR — American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.

Portfolio of Investments

September 30, 2023 (unaudited)

Baillie Gifford EAFE Plus All Cap Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$48,146,281	$358,506,237	$—	$406,652,518
Preferred Stocks**	—	10,980,458	—	10,980,458
Total	$48,146,281	$369,486,695	$—	$417,632,976

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2023.